Other current financial assets - Additional information (Details) - Securities € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure Of Other Current Financial Assets [Line Items]
Disposals of securities	€ 219,354
Gain (loss) on disposal	€ 2,626